Exhibit 99.1

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-23	30/360 Days	30	Collection Period Start	1-Apr-23
Distribution Date	15-May-23	Actual/360 Days	28	Collection Period End	30-Apr-23
				Prior Month Settlement Date	17-Apr-23
				Current Month Settlement Date	15-May-23

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,142,065,005.32	705,427,970.78	680,498,152.43	0.653278
Yield Supplement Overcollaterization		100,398,337.54	49,203,449.71	46,595,226.97
Total Adjusted Pool Balance		1,041,666,667.78	656,224,521.07	633,902,925.46
Total Adjusted Securities		1,041,666,667.78	656,224,521.07	633,902,925.46	0.608547
Class A-1 Notes	0.49597%	180,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.32000%	365,000,000.00	159,557,853.29	137,236,257.68	0.375990
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.86000%	365,000,000.00	365,000,000.00	365,000,000.00	1.000000
Class A-4 Notes	2.07000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,667.78	41,666,667.78	41,666,667.78	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	22,321,595.61	175,513.64	61.1550565	0.4808593
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	565,750.00	—	1.5500000
Class A-4 Notes	0.00	155,250.00	—	1.7250000
Certificates	0.00	0.00	—	—

Total Securities	22,321,595.61	896,513.64

I. COLLECTIONS

Interest:
Interest Collections				752,079.30
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				752,079.30
Principal:
Principal Collections				24,803,535.55
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				24,803,535.55
Recoveries of Defaulted Receivables				238,508.56

Total Collections				25,794,123.41

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			40,125	656,224,521.07
Total Principal Payment				22,321,595.61

			39,571	633,902,925.46

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	25,794,123.41
Reserve Account Draw	0.00
Total Available for Distribution	25,794,123.41
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	587,856.64
Servicing Fee Paid	587,856.64
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	175,513.64
Class A-2a Notes Monthly Interest Paid	175,513.64
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	565,750.00
Class A-3 Notes Monthly Interest Paid	565,750.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	155,250.00
Class A-4 Notes Monthly Interest Paid	155,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		896,513.64
Total Note Monthly Interest Paid		896,513.64
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		24,309,753.13
4. Total Monthly Principal Paid on the Notes		22,321,595.61
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		22,321,595.61
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,988,157.52
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,988,157.52

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67
Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		1.36%
Weighted Average Remaining Maturity		41.95

	Amount	Number
Principal on Defaulted Receivables	126,282.80	6
Principal Recoveries of Defaulted Receivables	238,508.56

Monthly Net Losses	(112,225.76)
Pool Balance at Beginning of Collection Period	705,427,970.78
Net Loss Ratio for Third Preceding Collection Period	-0.08%
Net Loss Ratio for Second Preceding Collection Period	0.23%
Net Loss Ratio for Preceding Collection Period	0.18%
Net Loss Ratio for Current Collection Period	-0.19%
Four-Month Average Net Loss Ratio	0.03%
Cumulative Net Losses for all Periods	946,985.86

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	1,447,032.11	73	0.21%
61-90 Days Delinquent	297,054.57	14	0.04%
91-120 Days Delinquent	79,838.19	4	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,823,924.87	91	0.27%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.07%	0.06%
Delinquency Ratio for Second Preceding Collection Period	0.04%	0.03%
Delinquency Ratio for Preceding Collection Period	0.03%	0.03%
Delinquency Ratio for Current Collection Period	0.06%	0.05%
Four-Month Average Delinquency Ratio	0.05%	0.04%
60 Day Delinquent Receivables	414,438.34
Delinquency Percentage	0.06%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,287,229.74
Number of Extensions	58

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

3. Has there been an issuance of notes or other securities backed by the Receivables?		NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO